Finance costs	12 Months Ended
Dec. 31, 2022
Finance Costs [Abstract]
Finance costs	Finance costs

	2022	2021
Stand-by and transaction fees	$2,245	$2,364
Accretion expense on the provision for reclamation	5,616	1,626
Interest expense on lease liabilities	679	715
Other financing fees	983	57
Total finance costs	$9,523	$4,762